Document And Entity Information	12 Months Ended
Apr. 30, 2018
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2018
Entity Registrant Name	H&R BLOCK INC
Entity Central Index Key	0000012659